Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

The SEC has adopted rules requiring disclosure of the relationship between executive compensation and financial performance. Consistent with these rules, the Corporation (“CZNC”) is disclosing the information presented in this “Pay Versus Performance” section. The Corporation’s process for evaluating executive compensation is described in the Compensation Discussion and Analysis section of this proxy statement.

The following table sets forth summary information concerning executive compensation for each of the last five years.

Pay Versus Performance

For the Years Ended December 31, 2025, 2024, 2023, 2022 and 2021

			Average Summary Compensation Table Total	Average Compensation Actually Paid	Value of Initial Fixed $100 Investment on 12/31/2020 Based on:
Year	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($)	for Non-PEO Named Executive Officers ($)	to Non-PEO Named Executive Officers ($)	Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)	Net Income ($)	PPNR- NCOs (1)
2025	1,049,149	1,094,730	544,820	547,125	132.32	149.15	23,427,000	$39,559,000
2024	1,445,245	1,357,418	535,116	516,577	115.22	139.30	25,958,000	$32,821,000
2023	1,225,587	1,219,593	478,533	469,810	131.21	115.54	24,148,000	$32,637,000
2022	1,088,120	915,313	463,238	404,421	126.52	119.65	26,618,000	$36,746,000
2021	1,109,193	1,203,089	475,533	514,543	138.06	142.91	30,554,000	$40,933,000

(1)	In 2025, the Corporation changed its Company-Selected Measure from Pre-Tax Pre-Provision Net Revenue less Net-Charge Offs as a percentage of Average Equity (PPNR-NCOs/Average Equity) to PPNR-NCOs.

Mr. Scovill, the CEO, was the PEO in each of the five years presented in the table above. The non-PEO named executive officers included in table above are Mr. Hughes and Mr. Hoose for 2021-2025, Ms. Cwiklinski for 2024-2025, Mr. Dunsmore for 2021-2023 and 2025 and Mr. Rush for 2021-2024.

The index values shown in the table above are market-weighted dividend-reinvestment numbers, which measure the total return for investing $100.00 five years ago. The Peer Group Total Shareholder Return amounts are determined based on the NASDAQ Bank Index.

A reconciliation of Summary Compensation Table Total amounts to amounts described as “Actually Paid” for each year in the Pay Versus Performance table above is presented in the following table.

						Add: Change in		Less: Fair Value
					Add: Fair Value	Fair Value of		at End of Prior
				Less: Stock	at Year-end of	Awards	Add: Change in	Year of any
				Awards from	Stock Awards	Granted in	Fair Value of	Awards
				Summary	Granted	any	Shares that	Granted
				Compensation	During the	Prior Year	Vested as of	in a Prior Year
				Table	Year that are	that are	the Vesting	that Failed to
		Summary	Less:	Valued	Outstanding	Outstanding	Date as	Meet Vesting	Total
		Compensation	Change in	Based on	and Unvested	and Unvested	Compared	Conditions	Compensation
		Table	Pension	Fair Value at	at the End	at the End	to the End of	in the	Actually
	Year	Total	Value	Grant Date	of the Year	of the Year	the Prior Year	Covered Year	Paid
PEO	2025	1,049,149	-	118,394	108,595	42,544	21,615	8,779	1,094,730
	2024	1,445,245	-	577,792	530,565	(25,918)	(14,682)	-	1,357,418
	2023	1,225,587	-	132,301	127,088	(4,102)	3,321	-	1,219,593
	2022	1,088,120	-	224,429	170,879	(21,457)	(6,693)	91,107	915,313
	2021	1,109,193	-	213,754	278,883	45,198	9,222	25,653	1,203,089
AVERAGE OF	2025	544,820	2,934	43,606	39,281	4,000	7,401	1,837	547,125
NON-PEO	2024	535,116	-	64,702	59,478	(8,886)	(4,430)	-	516,577
NEOs	2023	478,533	4,252	49,531	47,580	(1,448)	(1,071)	-	469,810
	2022	463,238	-	85,869	65,197	(8,644)	(3,198)	26,303	404,421
	2021	475,533	-	65,315	85,217	21,041	5,662	7,594	514,543

Notes:

1.	There were no stock awards that were granted and vested in the same year.
2.	There were no modifications to stock-based awards during the years included in the table.
3.	The valuation assumptions used to calculate equity award fair values did not materially differ from those used at the time of grant.
4.	There were no other earnings paid on stock or option awards in the covered fiscal years prior to the vesting dates that were not otherwise included in total compensation.

The Corporation has selected Pre-Tax Pre-Provision Net Revenue Less Net-Charge Offs compared to Budget as its “Company-Selected Measure,” meaning the most important measure the Corporation used in linking compensation actually paid in 2025 to company performance. The Corporation’s calculations of PPNR-NCOs reflect adjustments to earnings determined based on U.S. GAAP to eliminate amounts identified as “extraordinary occurrences” as described in the 2025 Annual Incentive Plan Award document. Reconciliation of the Corporation’s earnings under U.S. GAAP to the non-GAAP earnings amount included in PPNR-NCOs compared to Budget for each year included in the Pay Versus Performance table is presented in the following table.

	Year Ended December 31,
(Dollars In Thousands)	2021	2022	2023	2024	2025
Net Income	$30,554	$26,618	$24,148	$25,958	$23,427
Add: Provision for income taxes	7,133	5,732	6,335	5,913	5,216
Add: Provision for credit losses	3,661	7,255	186	2,195	6,073
Add: Adjustment to reflect net interest income on a fully taxable-equivalent basis	1,135	1,226	919	819	882
Add (less): realized (gains) losses on available-for-sale debt securities	(24)	(20)	3,036	0	(38)
Add: merger-related expenses	0	0	0	0	7,940
Less: Susquehanna pre-tax earnings contribution	0	0	0	0	(2,992)
Add: professional fees related to core system contract negotiation	0	0	0	0	647
Less: curtailment gain on Postretirement Plan	0	0	0	(469)	0
Less: enhancement fee included in noninterest income related to purchase of BOLI	0	0	(2,100)	0	0
Add: professional fees expense related to broker-dealer conversion	0	0	389	0	0
Pre-Provision Net Revenue (PPNR) - Non-GAAP	$42,459	$40,811	$32,913	$34,416	$41,155
Net Charge-offs (NCOs) (1)	$(1,509)	$(4,177)	$(264)	$(1,603)	$(1,596)
PPNR Less Net Charge-offs	$40,933	$36,746	$32,637	$32,821	$39,559

(1)	For the year ended December 31, 2025, net charge-offs excludes $21,000 related to loans acquired from Susquehanna.

Company Selected Measure Name	PPNR- NCOs
Named Executive Officers, Footnote

Mr. Scovill, the CEO, was the PEO in each of the five years presented in the table above. The non-PEO named executive officers included in table above are Mr. Hughes and Mr. Hoose for 2021-2025, Ms. Cwiklinski for 2024-2025, Mr. Dunsmore for 2021-2023 and 2025 and Mr. Rush for 2021-2024.

Peer Group Issuers, Footnote

The index values shown in the table above are market-weighted dividend-reinvestment numbers, which measure the total return for investing $100.00 five years ago. The Peer Group Total Shareholder Return amounts are determined based on the NASDAQ Bank Index.

PEO Total Compensation Amount	$ 1,049,149	$ 1,445,245	$ 1,225,587	$ 1,088,120	$ 1,109,193
PEO Actually Paid Compensation Amount	$ 1,094,730	1,357,418	1,219,593	915,313	1,203,089
Adjustment To PEO Compensation, Footnote

A reconciliation of Summary Compensation Table Total amounts to amounts described as “Actually Paid” for each year in the Pay Versus Performance table above is presented in the following table.

						Add: Change in		Less: Fair Value
					Add: Fair Value	Fair Value of		at End of Prior
				Less: Stock	at Year-end of	Awards	Add: Change in	Year of any
				Awards from	Stock Awards	Granted in	Fair Value of	Awards
				Summary	Granted	any	Shares that	Granted
				Compensation	During the	Prior Year	Vested as of	in a Prior Year
				Table	Year that are	that are	the Vesting	that Failed to
		Summary	Less:	Valued	Outstanding	Outstanding	Date as	Meet Vesting	Total
		Compensation	Change in	Based on	and Unvested	and Unvested	Compared	Conditions	Compensation
		Table	Pension	Fair Value at	at the End	at the End	to the End of	in the	Actually
	Year	Total	Value	Grant Date	of the Year	of the Year	the Prior Year	Covered Year	Paid
PEO	2025	1,049,149	-	118,394	108,595	42,544	21,615	8,779	1,094,730
	2024	1,445,245	-	577,792	530,565	(25,918)	(14,682)	-	1,357,418
	2023	1,225,587	-	132,301	127,088	(4,102)	3,321	-	1,219,593
	2022	1,088,120	-	224,429	170,879	(21,457)	(6,693)	91,107	915,313
	2021	1,109,193	-	213,754	278,883	45,198	9,222	25,653	1,203,089
AVERAGE OF	2025	544,820	2,934	43,606	39,281	4,000	7,401	1,837	547,125
NON-PEO	2024	535,116	-	64,702	59,478	(8,886)	(4,430)	-	516,577
NEOs	2023	478,533	4,252	49,531	47,580	(1,448)	(1,071)	-	469,810
	2022	463,238	-	85,869	65,197	(8,644)	(3,198)	26,303	404,421
	2021	475,533	-	65,315	85,217	21,041	5,662	7,594	514,543

Notes:

1.	There were no stock awards that were granted and vested in the same year.
2.	There were no modifications to stock-based awards during the years included in the table.
3.	The valuation assumptions used to calculate equity award fair values did not materially differ from those used at the time of grant.
4.	There were no other earnings paid on stock or option awards in the covered fiscal years prior to the vesting dates that were not otherwise included in total compensation.

Non-PEO NEO Average Total Compensation Amount	$ 544,820	535,116	478,533	463,238	475,533
Non-PEO NEO Average Compensation Actually Paid Amount	$ 547,125	516,577	469,810	404,421	514,543
Adjustment to Non-PEO NEO Compensation Footnote

A reconciliation of Summary Compensation Table Total amounts to amounts described as “Actually Paid” for each year in the Pay Versus Performance table above is presented in the following table.

						Add: Change in		Less: Fair Value
					Add: Fair Value	Fair Value of		at End of Prior
				Less: Stock	at Year-end of	Awards	Add: Change in	Year of any
				Awards from	Stock Awards	Granted in	Fair Value of	Awards
				Summary	Granted	any	Shares that	Granted
				Compensation	During the	Prior Year	Vested as of	in a Prior Year
				Table	Year that are	that are	the Vesting	that Failed to
		Summary	Less:	Valued	Outstanding	Outstanding	Date as	Meet Vesting	Total
		Compensation	Change in	Based on	and Unvested	and Unvested	Compared	Conditions	Compensation
		Table	Pension	Fair Value at	at the End	at the End	to the End of	in the	Actually
	Year	Total	Value	Grant Date	of the Year	of the Year	the Prior Year	Covered Year	Paid
PEO	2025	1,049,149	-	118,394	108,595	42,544	21,615	8,779	1,094,730
	2024	1,445,245	-	577,792	530,565	(25,918)	(14,682)	-	1,357,418
	2023	1,225,587	-	132,301	127,088	(4,102)	3,321	-	1,219,593
	2022	1,088,120	-	224,429	170,879	(21,457)	(6,693)	91,107	915,313
	2021	1,109,193	-	213,754	278,883	45,198	9,222	25,653	1,203,089
AVERAGE OF	2025	544,820	2,934	43,606	39,281	4,000	7,401	1,837	547,125
NON-PEO	2024	535,116	-	64,702	59,478	(8,886)	(4,430)	-	516,577
NEOs	2023	478,533	4,252	49,531	47,580	(1,448)	(1,071)	-	469,810
	2022	463,238	-	85,869	65,197	(8,644)	(3,198)	26,303	404,421
	2021	475,533	-	65,315	85,217	21,041	5,662	7,594	514,543

Notes:

1.	There were no stock awards that were granted and vested in the same year.
2.	There were no modifications to stock-based awards during the years included in the table.
3.	The valuation assumptions used to calculate equity award fair values did not materially differ from those used at the time of grant.
4.	There were no other earnings paid on stock or option awards in the covered fiscal years prior to the vesting dates that were not otherwise included in total compensation.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

A list of performance measures the Corporation considers the most important inputs for linking executive compensation with financial performance is as follows:

1.	PPNR less NCOs (as described above)
2.	PPNR less NCOs as a Percentage of Average Equity
3.	PPNR less NCOs as a Percentage of Average Assets
4.	Average Deposits, Excluding Brokered Deposits
5.	Total Revenue on a Fully Taxable-Equivalent Basis, Excluding Securities Gains or Losses
6.	Efficiency Ratio

In 2025, estimated total revenues, expenses and average deposits resulting from the Susquehanna acquisition, as well as merger-related expenses, were excluded from these measures.

Each of these performance measures is described in detail in the Compensation Discussion and Analysis section.

Total Shareholder Return Amount	$ 132.32	115.22	131.21	126.52	138.06
Peer Group Total Shareholder Return Amount	149.15	139.3	115.54	119.65	142.91
Net Income (Loss)	$ 23,427,000	$ 25,958,000	$ 24,148,000	$ 26,618,000	$ 30,554,000
Company Selected Measure Amount	39,559,000	32,821,000	32,637,000	36,746,000	40,933,000
PEO Name	Mr. Scovill
Income Tax Expense (Benefit)	$ 5,216,000	$ 5,913,000	$ 6,335,000	$ 5,732,000	$ 7,133,000
Provision for Loan, Lease, and Other Losses	6,073,000	2,195,000	186,000	7,255,000	3,661,000
Adjustments To Reflect Net Interest Income On Fully Taxable Equivalent Basis	882,000	819,000	919,000	1,226,000	1,135,000
Gain (Loss) on Sale of Investments	(38,000)	0	3,036,000	(20,000)	(24,000)
Business Combination, Acquisition-Related Cost, Expense	7,940,000	0	0	0	0
Pre-tax Earnings Contribution	(2,992,000)	0	0	0	0
Professional Fees Related to Contract Negotiation	647,000	0	0	0	0
Defined Benefit Plan, Benefit Obligation, (Increase) Decrease for Curtailment	0	(469,000)	0	0	0
Enhancement Fee Related to Purchase of Bank Owned Life Insurance, Before Tax	0	0	(2,100,000)	0	0
Broker Dealer Conversion, Professional Fees Expense	0	0	389,000	0	0
Pre Provision Net Revenue	41,155,000	34,416,000	32,913,000	40,811,000	42,459,000
Financing Receivable, Excluding Accrued Interest, Allowance for Credit Loss, Writeoff (Recovery)	(1,596,000)	(1,603,000)	(264,000)	(4,177,000)	(1,509,000)
Pre Provision Net Revenue Less Net Charge Offs	39,559,000	32,821,000	32,637,000	36,746,000	40,933,000
Financing Receivable, Excluding Accrued Interest, Allowance for Credit Loss, Loan Purchased	$ 21,000,000
Measure:: 1
Pay vs Performance Disclosure
Name	PPNR less NCOs
Non-GAAP Measure Description	(1)In 2025, the Corporation changed its Company-Selected Measure from Pre-Tax Pre-Provision Net Revenue less Net-Charge Offs as a percentage of Average Equity (PPNR-NCOs/Average Equity) to PPNR-NCOs

The Corporation has selected Pre-Tax Pre-Provision Net Revenue Less Net-Charge Offs compared to Budget as its “Company-Selected Measure,” meaning the most important measure the Corporation used in linking compensation actually paid in 2025 to company performance. The Corporation’s calculations of PPNR-NCOs reflect adjustments to earnings determined based on U.S. GAAP to eliminate amounts identified as “extraordinary occurrences” as described in the 2025 Annual Incentive Plan Award document. Reconciliation of the Corporation’s earnings under U.S. GAAP to the non-GAAP earnings amount included in PPNR-NCOs compared to Budget for each year included in the Pay Versus Performance table is presented in the following table.

	Year Ended December 31,
(Dollars In Thousands)	2021	2022	2023	2024	2025
Net Income	$30,554	$26,618	$24,148	$25,958	$23,427
Add: Provision for income taxes	7,133	5,732	6,335	5,913	5,216
Add: Provision for credit losses	3,661	7,255	186	2,195	6,073
Add: Adjustment to reflect net interest income on a fully taxable-equivalent basis	1,135	1,226	919	819	882
Add (less): realized (gains) losses on available-for-sale debt securities	(24)	(20)	3,036	0	(38)
Add: merger-related expenses	0	0	0	0	7,940
Less: Susquehanna pre-tax earnings contribution	0	0	0	0	(2,992)
Add: professional fees related to core system contract negotiation	0	0	0	0	647
Less: curtailment gain on Postretirement Plan	0	0	0	(469)	0
Less: enhancement fee included in noninterest income related to purchase of BOLI	0	0	(2,100)	0	0
Add: professional fees expense related to broker-dealer conversion	0	0	389	0	0
Pre-Provision Net Revenue (PPNR) - Non-GAAP	$42,459	$40,811	$32,913	$34,416	$41,155
Net Charge-offs (NCOs) (1)	$(1,509)	$(4,177)	$(264)	$(1,603)	$(1,596)
PPNR Less Net Charge-offs	$40,933	$36,746	$32,637	$32,821	$39,559

Measure:: 2
Pay vs Performance Disclosure
Name	PPNR less NCOs as a Percentage of Average Equity
Measure:: 3
Pay vs Performance Disclosure
Name	PPNR less NCOs as a Percentage of Average Assets
Measure:: 4
Pay vs Performance Disclosure
Name	Average Deposits, Excluding Brokered Deposits
Measure:: 5
Pay vs Performance Disclosure
Name	Total Revenue on a Fully Taxable-Equivalent Basis, Excluding Securities Gains or Losses
Measure:: 6
Pay vs Performance Disclosure
Name	Efficiency Ratio
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(118,394)	(577,792)	(132,301)	(224,429)	(213,754)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	108,595	530,565	127,088	170,879	278,883
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	42,544	(25,918)	(4,102)	(21,457)	45,198
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	21,615	(14,682)	3,321	(6,693)	9,222
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,779)			(91,107)	(25,653)
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,934)		(4,252)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(43,606)	(64,702)	(49,531)	(85,869)	(65,315)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	39,281	59,478	47,580	65,197	85,217
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,000	(8,886)	(1,448)	(8,644)	21,041
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,401	(4,430)	(1,071)	(3,198)	5,662
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,837)			$ (26,303)	$ (7,594)